Provisions - Telefonica Spain, Germany, and S.A. Restructuring (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) year employee	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of other provisions [line items]
Addition to termination plans provision	€ 179	€ 571
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate	0.53%
Average duration of plans | year	2.1
Restructuring provision | Telefónica Germany
Disclosure of other provisions [line items]
Restructuring provision	€ 65	100	€ 321
Addition to termination plans provision	€ 44	46
2003-2007 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	13,870
Restructuring provision	€ 83	152
Current restructuring provision	€ 37
2011-2013 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	6,830
Restructuring provision	€ 1,061	1,353
Current restructuring provision	301
Voluntary Termination Plan | Restructuring provision
Disclosure of other provisions [line items]
Restructuring provision	€ 159	€ 184